Prepayments and Other Current Assets (Tables)	12 Months Ended
Mar. 31, 2019
Text Block [Abstract]
Schedule of Prepaid Expense and Other Current Assets

Prepayments and other current assets consist of the following:

	As of March 31,
	2018	2019
	RMB	RMB
Receivables from third-party payment service providers(1)	87,395	84,638
Prepaid promotion fees	7,053	18,386
Other prepaid expenses	14,474	14,263
VAT receivables	50,893	13,194
Receivables of technology service	2,355	12,692
Deposits	21,387	5,325
Interest receivable	1,433	2,436
Employee loans and advances	428	948
Others	3,444	9,367

	188,862	161,249

(1)

Receivables from third party payment service providers represent cash due from the Group’s third party on-line payment service providers in relation to their processing of payments to the Group. As of March 31, 2018 and 2019, no allowance for doubtful accounts was provided for these receivables.